Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEFR14A
Entity Registrant Name	Uber Technologies, Inc.
Entity Central Index Key	0001543151
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) to Schedule 14A is being filed by Uber Technologies, Inc. to amend its definitive proxy statement (“Proxy Statement”) filed with the U.S. Securities and Exchange Commission (“SEC”) on March 23, 2026 for the Annual Meeting of Stockholders to be held on May 4, 2026, solely to correct a typographical error relating to Board committee membership for Nikesh Arora underneath his photograph on page 24 of the Proxy Statement. Except as specifically discussed in this Explanatory Note, this Amendment does not modify or update any other disclosures presented in the Proxy Statement. In addition, this Amendment does not reflect events occurring after the date of the Proxy Statement or modify or update disclosures that may have been affected by subsequent events.